Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital And Warrants [Abstract]
Summary of Issued and Outstanding
B)
Issued and outstanding

		December 31, 2025		December 31, 2024
	Note	Number of Shares	Carrying Amount	Number of Shares	Carrying Amount
Balance, beginning of year		263,021,847	2,346,728	262,775,853	2,375,950
Share issuances		—	—	96,399	164
Share issuance costs		—	—	—	(59)
Share repurchases		(5,899,897)	(52,688)	(5,002,372)	(45,165)
Acquisitions		—	—	1,259,536	4,137
Employee awards exercised		6,237,173	16,358	3,892,431	11,701
Balance, end of year		263,359,123	2,310,398	263,021,847	2,346,728

Summary of Common Share Purchase Warrants
(C)
Common share purchase warrants

	Number of Warrants	Carrying Amount
Balance at December 31, 2023	308,612	2,260
Warrants expired	(190,212)	(1,593)
Balance at December 31, 2024	118,400	667
Warrants expired	(64,000)	(361)
Balance at December 31, 2025	54,400	306

Summary of Outstanding Warrants

The following table summarizes outstanding warrants as at December 31, 2025:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual remaining life (years)
Financial services	$45.98	54,400	3.5